Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 45,021,759	$ 114,454,844
Restricted cash			197,096
Short-term investments		6,882,714	12,788,629
Accounts receivable, net		54,444,438	21,120,795
Derivative asset		1,996,340
Advance to suppliers, net		92,304,699	38,602,304
Receivables from supply chain solutions		23,978,130	59,167,029
Inventories		806,821	30,953,583
Prepaid expenses and other current assets		25,892,681	16,018,778
TOTAL CURRENT ASSETS		251,329,247	293,303,058
NON-CURRENT ASSETS:
Property and equipment, net		358,038	881,276
Intangible assets, net		205,032	882,828
Right-of-use assets, net		1,608,591	2,384,590
Equity investments		457,417	368,528
Goodwill		17,050,800	17,659,983
Deferred tax assets, net		412,161	418,571
TOTAL NON-CURRENT ASSETS		20,092,039	22,595,776
TOTAL ASSETS		271,421,286	315,898,834
CURRENT LIABILITIES:
Accounts payable		34,630,781	45,463,753
Short-term bank loans		5,274,478	1,971,859
Accrued expenses and other current liabilities		2,930,782	7,245,358
Operating lease liabilities - current		948,561	861,087
Payables to supply chain solutions		4,229,793	12,947,708
Advances from customers		7,528,352	38,153,915
Taxes payable		3,642,427	4,145,920
Liabilities of financial guarantee		21,725	22,335
TOTAL CURRENT LIABILITIES		59,474,048	111,086,587
NON-CURRENT LIABILITIES
Operating lease liabilities – non-current		818,128	1,643,076
Deferred tax liabilities			114,650
TOTAL NON-CURRENT LIABILITIES		818,128	1,757,726
TOTAL LIABILITIES		60,292,176	112,844,313
SHAREHOLDERS’ EQUITY*:
Treasury shares	[1]	(1,253,012)	(261,592)
Additional paid-in capital	[1]	139,712,207	130,535,082
Retained earnings	[1]	72,517,990	68,395,637
Statutory reserves	[1]	13,229,313	11,564,250
Accumulated other comprehensive loss	[1]	(17,491,069)	(11,474,682)
COMMON SHAREHOLDERS’ EQUITY	[1]	206,762,680	198,798,871
Non-controlling interests		4,366,430	4,255,650
TOTAL SHAREHOLDERS’ EQUITY		211,129,110	203,054,521	[2]
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		271,421,286	315,898,834
Related Party
CURRENT ASSETS:
Due from related party		1,665
CURRENT LIABILITIES:
Due to related parties - current		267,149	274,652
Class A Common Stock
SHAREHOLDERS’ EQUITY*:
Common stock	[1]	47,251	40,176
Class B Common Stock
SHAREHOLDERS’ EQUITY*:
Common stock	[1]

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.
[2]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.